Non-Cash Transactions	12 Months Ended
Dec. 31, 2019
Non-Cash Transactions [Abstract]
Non-Cash Transactions
48.	Non-Cash Transactions

(1)	Significant non-cash investing and financing transactions for the years ended December 31, 2017, 2018, and 2019 are as follows:

Transactions		2017	2018	2019
		In millions of won
Transfer from construction-in-progress to other assets	￦	13,676,233	8,656,252	14,052,094
Recognition of asset retirement cost and related provision for decommissioning costs		2,494,802	310,272	2,425,668
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		342,861	482,699	376,103
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities		—	7,100,846	7,759,284
Transfer of right-of-use assets due to change in accounting policy		—	—	5,364,647

(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2018, and 2019 are as follows:

		2018
				Non-cash changes
		Beginning balance	Cash flows	Increase	Changes in accounting policies	Effect of exchange rate fluctuations and others	Increase from the business combination	Ending balance
		In millions of won
Borrowings and debt securities	￦	54,747,392	5,972,336	—	—	314,899	—	61,034,627
Finance lease liabilities		418,260	(134,454)	—	—	—	—	283,806

	￦	55,165,652	5,837,882	—	—	314,899	—	61,318,433

		2019
				Non-cash changes
		Beginning balance	Cash flows	Increase	Changes in accounting policies	Effect of exchange rate fluctuations and others	Increase from the business combination	Ending balance
		In millions of won
Borrowings and debt securities	￦	61,034,626	6,342,074	—	—	496,940	2,900	67,876,540
Lease liabilities		283,806	(573,437)	218,800	4,943,584	197,380	—	5,070,133

	￦	61,318,432	5,766,877	218,800	4,943,584	694,080	2,900	72,946,673